Income taxes (Details 2)	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 33,989,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	30,934,000
SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,050,000
CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	5,000
2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,304,000
2025 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,304,000
2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,532,000
2026 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,532,000
2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,480,000
2027 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,480,000
2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,600,000
2028 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,600,000
2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,723,000
2029 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,723,000
2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	823,000
2030 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	823,000
2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,747,000
2031 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,747,000
2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,638,000
2032 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,638,000
2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,403,000
2033 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,403,000
2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,595,000
2034 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,595,000
2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,619,000
2035 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,619,000
2036 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,171,000
2036 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,171,000
2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	928,000
2037 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	928,000
2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	171,000
2041 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
2041 [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	171,000
2042 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	532,000
2042 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
2042 [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	529,000
2042 [Member] | CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,000
2043 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,263,000
2043 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
2043 [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,263,000
2044 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,089,000
2044 [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
2044 [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,087,000
2044 [Member] | CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,000
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	11,371,000
Indefinite [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	11,371,000
Indefinite [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards